Other disclosures - Disclosure of leverage capital (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Disclosures
Tier 1 capital (EUR million)	€ 96,673	€ 94,385
Exposure (EUR million)	€ 2,010,681	€ 1,924,349
Leverage ratio	4.81%	4.90%